Borrowings - Summary of Movements In Liabilities From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 320,357	€ 244,745
Proceeds from borrowings	82,400	159,210
Transaction fees		(10,705)
Net settlement of old facility against renewed facility		0
Payment of old facility break costs		(46)
Acquisition of Mega-E & MOMA		34,453
Settlement of borrowings	0	(23,403)	€ 0
Loss on modification of old facility	0	1,730	0
Loss on extinguishment of old facility	0	2,832	0
Conversion to equity		(101,931)
Payment of principal portion of lease liabilities	(4,692)	(5,227)
New leases	37,932	11,607
Termination of leases	(393)	(88)
Foreign exchange adjustments	(684)	766
Other changes	(84)	4,820
Ending balance	434,212	320,357	244,745
Payment of transaction costs on borrowings	(1,576)	(10,751)	0
Payment for transaction costs incurred in previous periods	(952)
MOMA
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of Mega-E & MOMA		1,594
The Renewed Facility And Senior Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Transaction fees	(624)
Renewed facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	269,033	0
Proceeds from borrowings	82,400	109,210
Transaction fees	(624)	(9,200)
Net settlement of old facility against renewed facility		170,000
Other changes	(87)	(977)
Ending balance	350,722	269,033	0
Senior debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	112,935
Proceeds from borrowings		50,000
Transaction fees		(1,505)
Net settlement of old facility against renewed facility		(170,000)
Payment of old facility break costs		(46)
Loss on modification of old facility		1,730
Loss on extinguishment of old facility		2,832
Other changes	0	4,054
Ending balance	0	0	112,935
Shareholder loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	100,193
Proceeds from borrowings		0
Conversion to equity		(101,931)
Other changes	0	1,738
Ending balance	0	0	100,193
Shareholder loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of Mega-E & MOMA		23,398
Settlement of borrowings		(23,403)
Other changes	0	5
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	51,324	31,617
Proceeds from borrowings		0
Transaction fees		0
Acquisition of Mega-E & MOMA		11,055
Payment of principal portion of lease liabilities	(4,692)	(5,227)
New leases	37,932	11,607
Termination of leases	(393)	(88)
Foreign exchange adjustments	(684)	766
Other changes	3	0
Ending balance	€ 83,490	51,324	€ 31,617
Lease liabilities | MOMA
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition of Mega-E & MOMA		€ 1,594